Share-based compensation expense - Schedule of Share Options Expiry Date And Strike Prices (Details)	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of awards outstanding (in shares)	4,276,973	1,020,434	0
December 9, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 18.75
Number of awards outstanding (in shares)	985,848
April 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 18.75
Number of awards outstanding (in shares)	213,764
April 29, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 18.75
Number of awards outstanding (in shares)	1,272,213
May 15, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 19.00
Number of awards outstanding (in shares)	366,257
June 4, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 34.99
Number of awards outstanding (in shares)	341,403
July 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 48.77
Number of awards outstanding (in shares)	84,589
July 20, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 48.59
Number of awards outstanding (in shares)	490,883
August 3, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 46.83
Number of awards outstanding (in shares)	61,576
August 17, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 38.62
Number of awards outstanding (in shares)	135,064
September 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 41.19
Number of awards outstanding (in shares)	125,850
October 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 32.15
Number of awards outstanding (in shares)	101,875
November 2, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.01
Number of awards outstanding (in shares)	40,220
December 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 38.02
Number of awards outstanding (in shares)	57,431